Performance B.7. Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per common share for profit (loss) attributable to the owners of the Company
Net profit (loss) attributable to equity holders from continuing operations	$ 591		$ (332)	$ 93
Net profit (loss) attributable to equity holders from discontinued operations	0		(12)	57
Net profit/(loss) attributable to all equity holders to determine the basic profit (loss) per share	$ 590	[1]	$ (344)	$ 149
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share) (in shares)	101,129		101,172	101,144
Potential incremental shares as a result of share options (in shares)	0		0	0
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	101,129		101,172	101,144

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.